SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES (Details) - Period End RMB US Exchange Rate [Member]	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Intra-Entity Foreign Currency Balance [Line Items]
Balance sheet, except for equity accounts	1.00	1.00	1.00
Income statement and cash flows	1.00	1.00	1.00
China, Yuan Renminbi
Intra-Entity Foreign Currency Balance [Line Items]
Balance sheet, except for equity accounts	6.7851	6.9931	7.1636
Income statement and cash flows	6.8624	7.1875	7.2526